1997 ANNUAL REPORT

IDS
Intermediate
Tax-Exempt
Fund

(icon of) shield with tree enclosed

The goal of IDS Intermediate Tax-Exempt Fund, a part of IDS Tax-Exempt Bond Fund, Inc., is to seek a high level of current income exempt from federal taxes.

(This annual report includes a prospectus that describes in detail the Fund's objectives, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)


             AMERICAN EXPRESS Financial Advisors

             Distributed by American Express Financial Advisors Inc.

(icon of) shield with tree enclosed

Why suffer from a `lack of interest'?

If you're looking for a higher yield than a typical tax-free money market fund with less price volatility than a typical tax-exempt bond fund, this fund is designed for you. Its yield is generally free from federal taxes, but not necessarily state and local taxes.

Contents

(icon of) one open book inside of another

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

     1997 annual report

     From the chairman                                                4
     From the portfolio manager                                       4
     The Fund's ten largest holdings                                  6
     Making the most of the Fund                                      7
     The Fund's long-term performance                                 8
     Independent auditors' report                                     9
     Financial statements                                            10
     Notes to financial statements                                   13
     Investments in securities                                       24
     IDS mutual funds                                                32
     Federal income tax information                                  36

     1997 prospectus

     The Fund in brief                                               3p
     Goal                                                            3p
     Investment policies and risks                                   3p
     Manager and distributor                                         3p
     Portfolio manager                                               3p
     Alternative purchase arrangements                               3p

     Sales charge and Fund expenses                                  4p

     Performance                                                     6p
     Financial highlights                                            6p
     Total returns                                                   7p
     Yield                                                           8p

     Investment policies and risks                                  10p
     Facts about investments and their risks                        11p
     Alternative investment option                                  14p
     Valuing Fund shares                                            15p

     How to purchase, exchange or redeem shares                     16p
     Alternative purchase arrangements                              16p
     How to purchase shares                                         19p
     How to exchange shares                                         21p
     How to redeem shares                                           21p
     Reductions and waivers of the sales charge                     26p

     Special shareholder services                                   31p
     Services                                                       31p
     Quick telephone reference                                      31p

     Distributions and taxes                                        32p
     Dividend and capital gain distributions                        32p
     Reinvestments                                                  33p
     Taxes                                                          33p
     How to determine the correct TIN                               35p

     How the Fund is organized                                      36p
     Shares                                                         36p
     Voting rights                                                  36p
     Shareholder meetings                                           36p
     Board members and officers                                     36p
     Investment manager                                             38p
     Administrator and transfer agent                               38p
     Distributor                                                    38p

     About American Express Financial Corporation                   40p
     General information                                            40p

     Appendices                                                     41p
     Appendix A: Description of bond ratings                        41p
     Appendix B: 1998 federal tax-exempt and
          taxable equivalent yield calculations                     43p
     Appendix C: Descriptions of derivative instruments             46p


(This annual report is not part of the prospectus.)

      To our shareholders

      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

      That fact reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.


      William R. Pearce
      (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio manager

      An improving bond market and strong demand for municipal bonds led to a productive fiscal year for IDS Intermediate Tax-Exempt Fund. From December 1996 though November 1997, the Fund's Class A shares generated a total return, which includes net asset value change and dividend payments, of 4.4%. Most of the return came in the form of dividends.

      The first several months of the period was largely a time of struggle for bonds, as fear of higher inflation hung over the market. Despite ongoing reports that inflation was not on the rise, many investors moved out of bonds. This caused an increase in long-term interest rates, which in turn depressed bond prices.

      By spring, the outlook had brightened, as ongoing reports of tame inflation and an agreement between Congress and the president to balance the federal budget restored investors' confidence in bonds. Aside from a moderate reversal in August, the positive tone in the market continued through the end of the fiscal year, allowing bonds to more than make up for ground lost early in the period. A healthy demand for municipal bonds in particular provided additional price support for that segment of the market.

      A conservative strategy

      Throughout the fiscal year, I took a slightly cautious investment approach, as I thought interest rates were more likely to rise than fall. This centered on maintaining a somewhat short duration -- between three and four years. (A function of the average maturity of the portfolio's holdings, duration determines how sensitive the Fund's value is to interest-rate changes. The longer the duration, the greater the sensitivity.) This strategy helped cushion the downturn caused by the interest-rate rise last spring, but tempered the gain when rates came down later.

      In addition, as the fiscal year progressed, I increased investments in BBB-rated bonds, which are still investment-grade quality but offer higher yields than AAA, or highest-quality, issues. The BBB bonds, which comprised about 22% of assets at the end of the period, had the desired effect of enhancing the Fund's dividend.

      Because I still believe that interest rates are more likely to rise than fall in the months ahead, I plan to stay with a conservative investment strategy. This includes a substantial cash component, which will provide the flexibility to quickly add higher-yielding bonds should they become available.


      Terry Fettig
      (picture of) Terry Fettig
      Terry Fettig
      Portfolio manager


(This annual report is not part of the prospectus.)

Class A
12-months performance

(All figures per share)

Net asset value (NAV)

Nov. 30, 1997         $5.09
Nov. 30, 1996         $5.04
Increase              $0.05

Distributions
Dec. 1, 1996 - Nov. 30, 1997

From income           $0.18
From capital gains    $  --
Total distributions   $0.18

Total return*         + 4.4%**

Class B
12-months performance

(All figures per share)

Net asset value (NAV)

Nov. 30, 1997         $5.09
Nov. 30, 1996         $5.04
Increase              $0.05

Distributions
Dec. 1, 1996 - Nov. 30, 1997

From income           $0.14
From capital gains    $  --
Total distributions   $0.14

Total return*         + 3.7%**

Class Y
12-months performance

(All figures per share)

Net asset value (NAV)

Nov. 30, 1997         $5.09
Nov. 30, 1996         $5.04
Increase              $0.05

Distributions
Dec. 1, 1996 - Nov. 30, 1997

From income           $0.18
From capital gains    $  --
Total distributions   $0.18

Total return*         + 4.6%**

*The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

(This annual report is not part of the prospectus.)

 The Fund's ten largest holdings


                                        Percent                        Value
                         (of Fund's net assets)         (as of Nov. 30, 1997)

 Chicago Illinois Unlimited Tax General Obligation
 Refunding Bonds Series 1996B (FGIC Insured)
 6.00% 2002                               2.44%                     $552,219


 Houston Texas Water & Sewer System Prior Lien
 Refunding Revenue Bonds Series 1992B (MBIA Insured)
 5.75% 2002                               2.36                       532,355


 New York State Dormitory Authority Health Care Revenue Bonds
 Mental Health Services Facilities Series 1997
 5.00% 2002                               2.27                       511,970


 Delaware County Pennsylvania Industrial Development Authority
 Pollution Control Refunding Revenue Bonds Series 1997
 5.30% 2001                               2.26                       509,960


 Denver  Colorado  City & County  Airport  Revenue Bonds Series 1996
 (MBIA Insured) A.M.T.
 4.80% 2000                               2.25                       507,855


 Long Beach Harbor California Revenue Bonds Series 1993 A.M.T.
 4.50% 2002                               2.23                       503,005


 North Springs Florida Improvement District Special Assessment
 Revenue Bonds Parkland Isles Series 1997B
 6.25% 2005                               2.22                       502,500


 Knox County Tennessee Unlimited Tax General
 Obligation Bonds Series 1997
 4.45% 2003                               2.22                       502,175


 Anchorage Alaska Unlimited Tax General Obligation Bonds
 Series 1992 (MBIA Insured)
 5.85% 2001                               1.98                       448,179


 Southern California College of Optometry
 Educational Facilities Authority College
 Revenue Bonds Series 1997B
 4.90% 1999                               1.52                       343,631


 Excludes short-term securities.
 Note: Certain of the Fund's income may be subject to the Alternative Minimum Tax (A.M.T.).

(icon of) pie chart

The ten holdings listed here make up 21.75% of the Fund's net assets


(This annual report is not part of the prospectus.)

      Making the most of the Fund

      Build your assets systematically

      One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

      Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00 XXXXX
Feb          100          18            5.56 XXXXXx
March        100          17            5.88 XXXXXx
April        100          15            6.67 XXXXXXx
May          100          16            6.25 XXXXXXx
June         100          18            5.56 XXXXXx
July         100          17            5.88 XXXXXx
Aug          100          19            5.26 XXXXXx
Sept         100          21            4.76 XXXXx
Oct          100          20            5.00 XXXXX

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

(arrow in table pointing to September) and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.


(This annual report is not part of the prospectus.)

      The Fund's long-term performance

      Three ways to benefit from a mutual fund:
     o your shares increase in value when the Fund's investments do well
     o you receive capital gains when the gains on investments sold by the Fund exceed losses
     o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

      All three make up your total return and you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

      Assumes: oHolding period from 12/1/96 to 11/30/97. oReturns do not reflect taxes payable on distributions. oReinvestment of all income and capital gain distributions for the Fund, with a value of $352. Also see "Performance" in the Fund's current prospectus.

      Lehman Brothers Municipal 3-year Bond Index is made up of a representative list of general obligation, revenue and prerefunded bonds that have an approximate maturity of three years. The index is frequently used as a general performance measure of tax-exempt bonds with shorter maturities. However, the securities used to create the index may not be representative of the bonds held in Intermediate Tax-Exempt Fund.


 Average annual total return
 (as of Nov. 30, 1997)
                            1 year              Since inception*
 Class A                     -0.78%             +0.16%
 Class B                     -0.33%             +0.59%
 Class Y                     +4.57%             +5.33%
*Inception date was Nov. 13, 1996. For purposes of the graph above, start date was Nov. 30, 1996.


      On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Lehman Brothers Municipal 3-year Bond Index. In comparing Intermediate Tax-Exempt Fund (Class A) to the index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge, up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.


(This annual report is not part of the prospectus.)

The financial statements contained in Post-Effective Amendment #43 to Registration Statement No. 2-57328 filed on or about January 27, 1997 are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed



Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

      Federal income tax information

      IDS Intermediate Tax-Exempt Fund

      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions.

      IDS Intermediate Tax-Exempt Fund
      Fiscal year ended Nov. 30, 1997

      Class A
       Exempt-interest distributions -- taxable status explained below.
       Payable date                                              Per share
       Dec. 26, 1996                                              $0.01110
       Jan. 29, 1997                                               0.01518
       Feb. 26, 1997                                               0.01452
       March 26, 1997                                              0.01346
       April 28, 1997                                              0.01677
       May 28, 1997                                                0.01501
       June 26, 1997                                               0.01502
       July 25, 1997                                               0.01431
       Aug. 27, 1997                                               0.01598
       Sept. 25, 1997                                              0.01459
       Oct. 28, 1997                                               0.01649
       Nov. 25, 1997                                               0.01418
       Total distributions                                        $0.17661

      Class B
       Exempt-interest distributions -- taxable status explained below.
       Payable date                                              Per share
       Dec. 26, 1996                                              $0.00829
       Jan. 29, 1997                                               0.01170
       Feb. 26, 1997                                               0.01164
       March 26, 1997                                              0.01056
       April 28, 1997                                              0.01338
       May 28, 1997                                                0.01194
       June 26, 1997                                               0.01203
       July 25, 1997                                               0.01128
       Aug. 27, 1997                                               0.01251
       Sept. 25, 1997                                              0.01155
       Oct. 28, 1997                                               0.01302
       Nov. 25, 1997                                               0.01122
       Total distributions                                        $0.13912

      Class Y
       Exempt-interest distributions -- taxable status explained below.
       Payable date                                              Per share
       Dec. 26, 1997                                              $0.01179
       Jan. 29, 1997                                               0.01615
       Feb. 26, 1997                                               0.01520
       March 26, 1997                                              0.01412
       April 28, 1997                                              0.01768
       May 28, 1997                                                0.01565
       June 26, 1997                                               0.01550
       July 25, 1997                                               0.01472
       Aug. 27, 1997                                               0.01629
       Sept. 25, 1997                                              0.01512
       Oct. 28, 1997                                               0.01721
       Nov. 25, 1997                                               0.01459
       Total distributions                                        $0.18402

      Source of distributions

      Distributions during the fiscal year ended Nov. 30, 1997, were derived exclusively from interest on tax-exempt securities. For dividends paid by the Fund to be tax-exempt the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

      Federal taxation

      Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

      Other taxation

      Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

      Source of income by state

      Percentages of income from municipal securities earned by the Fund from various states during the fiscal year ended Nov. 30, 1997 are listed below.

      Alabama                                               0.121%
      Alaska                                                2.695
      Arizona                                               2.311
      Arkansas                                              0.244
      California                                            5.218
      Colorado                                              4.869
      Connecticut                                           0.914
      Florida                                               2.306
      Georgia                                               2.793
      Hawaii                                                1.897
      Illinois                                              7.088
      Indiana                                               1.967
      Iowa                                                  0.061
      Kansas                                                0.979
      Kentucky                                              0.729
      Louisiana                                             2.358
      Massachusetts                                         0.503
      Michigan                                              2.246
      Minnesota                                             3.140
      Mississippi                                           2.252
      Missouri                                              1.832
      Nevada                                                1.521
      New Hampshire                                         0.499
      New Mexico                                            2.411
      New York                                             11.407
      North Carolina                                        0.746
      North Dakota                                          0.691
      Ohio                                                  3.524
      Oklahoma                                              1.512
      Oregon                                                0.343
      Pennsylvania                                          4.542
      Rhode Island                                          1.019
      South Carolina                                        0.673
      South Dakota                                          0.897
      Tennessee                                             2.297
      Texas                                                12.219
      Utah                                                  2.172
      Virginia                                              1.683
      Washington                                            1.673
      West Virginia                                         0.512
      Wisconsin                                             2.859
      Wyoming                                               0.277


(This annual report is not part of the prospectus.)

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800


TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions

AMERICAN EXPRESS Financial Advisors


IDS Intermediate Tax-Exempt Fund
IDS Tower 10
Minneapolis, MN 55440-0010

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   Headings.                                   2)  The headings in the
                                                     annual report are
                                                     placed in a blue strip
                                                     at the top of the page.

3)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.

4)   Footnotes for charts and                    4)  The footnotes for each
     graphs are described at                         chart or graph are typed
     the left margin.                                below the description of
                                                     the chart or graph.